Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Revenue Mix by Product Type
Revenue mix by product type (in millions):

Fiscal Year Ended	Sep 30, 2012		Oct 2, 2011		Oct 3, 2010
Beverage	$7,838.8	59%	$7,217.0	62%	$6,750.3	63%
Food	2,092.8	16%	2,008.0	17%	1,878.7	18%
Packaged and single serve coffees	2,001.1	15%	1,451.0	12%	1,131.3	10%
Other(1)	1,366.8	10%	1,024.4	9%	947.1	9%
Total	$13,299.5	100%	$11,700.4	100%	$10,707.4	100%

(1)	Other includes royalty and licensing revenues, beverage-related ingredients, packaging and other merchandise.

Revenue from External Customers by Geographic Area
Information by geographic area (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Net revenues from external customers:
United States	$10,177.5	$8,966.9	$8,335.4
Other countries	3,122.0	2,733.5	2,372.0
Total	$13,299.5	$11,700.4	$10,707.4

Long-Lived Assets by Geographic Area

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Long-lived assets:
United States	$2,767.1	$2,587.1	$2,807.9
Other countries	1,252.5	978.4	821.6
Total	$4,019.6	$3,565.5	$3,629.5

Schedule of Information by Reportable Segment
The tables below presents financial information for our reportable operating segments and Other for the years ended September 30, 2012, October 2, 2011, and October 3, 2010 including the reclassifications discussed in Note 1 (in millions):

	Americas	EMEA	China / Asia Pacific	Channel Development	Other	Total
Fiscal 2012
Total net revenues	$9,936.0	$1,141.3	$721.4	$1,292.2	$208.6	$13,299.5
Depreciation and amortization expenses	392.4	57.1	23.2	1.3	76.3	550.3
Income (loss) from equity investees	2.1	0.3	122.4	85.2	0.7	210.7
Operating income/(loss)	2,020.4	6.8	252.6	340.4	(622.8)	1,997.4
Total assets	2,199.0	467.4	656.6	88.8	4,807.4	8,219.2

Fiscal 2011
Total net revenues	$9,065.0	$1,046.8	$552.3	$860.5	$175.8	$11,700.4
Depreciation and amortization expenses	391.4	53.4	18.1	2.4	58.0	523.3
Income (loss) from equity investees	1.6	6.0	92.9	75.6	(2.4)	173.7
Operating income/(loss)	1,775.2	38.9	191.3	283.5	(560.4)	1,728.5
Total assets	1,841.9	398.2	540.0	54.7	4,525.6	7,360.4

Fiscal 2010
Total net revenues	$8,488.5	$953.4	$407.3	$707.4	$150.8	$10,707.4
Depreciation and amortization expenses	394.2	50.6	15.8	3.7	46.1	510.4
Income (loss) from equity investees	0.9	6.8	73.1	70.6	(3.3)	148.1
Operating income/(loss)	1,529.5	(8.2)	126.0	268.7	(496.6)	1,419.4
Total assets	1,837.9	475.8	442.0	54.1	3,576.1	6,385.9

Reconciliation of The Total Reportable Segment's Operating Income to the Consolidated Earnings Before Income Taxes
The following table reconciles the total of operating income in the table above to consolidated earnings before income taxes (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Operating income	$1,997.4	$1,728.5	$1,419.4
Interest income and other, net	94.4	115.9	50.3
Interest expense	(32.7)	(33.3)	(32.7)
Earnings before income taxes	$2,059.1	$1,811.1	$1,437.0